FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of fair value measurements using significant unobservable inputs
	As of June 30, 2026
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds -cash equivalent	$5,277	$-	$-	$5,277
Available-for-sale marketable securities	-	57,345	-	57,345
Foreign currency derivative contracts	-	1,579	-	1,579

Total financial assets	$5,277	$58,924	$-	$64,201

	As of December 31, 2025
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds -cash equivalent	$201	$-	$-	$201
Available-for-sale marketable securities	-	48,663	-	48,663
Foreign currency derivative contracts	-	2,654	-	2,654

Total financial assets	$201	$51,317	$-	$51,518